united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge 161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 2/28/15

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Shares	Security		Market Value

	COMMON STOCK - 99.40%
	AEROSPACE / DEFENSE - 1.78%
66,091	Lockheed Martin Corp.		$ 13,221,505

	APPAREL - 1.94%
188,305	VF Corp.		14,435,461

	BANKS - 1.78%
361,707	Bank of the Ozarks, Inc.		13,238,476

	CHEMICALS - 11.64%
145,383	Airgas, Inc.		17,041,795
122,924	Ecolab, Inc.		14,202,639
81,941	Int'l. Flavors & Fragrance, Inc.		9,991,066
129,527	Monsanto Co.		15,598,937
27,412	NewMarket Corp.		12,913,793
193,721	Valspar Corp.		16,785,925
			86,534,155
	DISTRIBUTION / WHOLESALE - 1.83%
57,493	WW Grainger, Inc.		13,620,667

	DIVERSIFIED FINANCIAL SERVICES - 9.08%
100,469	Ameriprise Financial, Inc.		13,425,672
37,422	Blackrock, Inc.		13,899,279
263,102	Lazard Ltd. - Cl. A		13,386,630
154,882	T Rowe Price Group, Inc.		12,793,253
51,623	Visa, Inc. - Cl. A		14,005,836
			67,510,670
	ELECTRIC - 5.91%
191,500	Eversource Energy		9910125
80,701	NextEra Energy, Inc.		8349325
251,283	Wisconsin Energy Corp.		12810407
332,408	ITC Holdings Corp.		12,874,162
			43,944,019
	ELECTRONICS - 2.00%
206,660	TE Connectivity Ltd.		14,906,386

	ENVIRONMENTAL CONTROL - 1.39%
219,497	Waste Connections, Inc.		10,309,774

	FOOD - 1.90%
198,608	Kroger Co.		14,130,959

	FOREST PRODUCTS & PAPER - 1.23%
162,344	International Paper Co.		9,157,825
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares	Security		Market Value

	GAS - 3.37%
218,256	New Jersey Resources Corp.		$ 13,658,460
336,245	UGI Corp.		11,428,968
			25,087,428
	HEALTHCARE PRODUCTS - 3.21%
169,556	Baxter International, Inc.		11,724,797
156,132	Medtronic PLC		12,114,282
			23,839,079
	HEALTHCARE SERVICES - 3.94%
115,624	Chemed Corp.		13,467,884
139,288	UnitedHealth Group, Inc.		15,827,296
			29,295,180
	HOUSEHOLD PRODUCTS / WARES - 2.05%
179,266	Church & Dwight Co., Inc.		15,262,707

	INSURANCE - 1.76%
114,806	ACE Ltd.		13,089,032

	LEISURE TIME - 1.85%
89,671	Polaris Industries, Inc.		13,749,254

	LODGING - 2.23%
181,081	Wyndham Worldwide Corp.		16,565,290

	MACHINERY-DIVERSIFIED - 3.34%
87,042	Cummins, Inc.		12,379,984
161,446	Nordson Corp.		12,420,041
			24,800,025
	MEDIA - 1.72%
216,761	Comcast Corp.		12,776,977

	MISCELLANEOUS MANUFACTURER - 1.70%
103,168	Parker Hannifin Corp.		12,657,682

	PHARMACEUTICALS - 7.41%
170,494	Cardinal Health, Inc.		15,001,767
142,854	Mead Johnson Nutrition Co. - Cl. A.		14,965,385
262,234	Novo Nordisk A/S - ADR		12,521,674
220,667	Teva Pharmaceutical Indus. Ltd. - ADR		12,582,432
			55,071,258
	REITS - 1.77%
329,090	Omega Healthcare Investors, Inc.		13,183,346

	RETAIL - 12.56%
208,661	Brinker International, Inc.		12,406,983
160,397	Casey's General Stores, Inc.		14,074,837
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares	Security		Market Value

	RETAIL (Continued) - 12.56%
97,863	Costco Wholesale Corp.		$ 14,381,946
141,044	CVS Caremark Corp.		14,650,240
130,121	Home Depot, Inc.		14,931,385
170,183	Nu Skin Enterprises, Inc.		9,220,515
200,431	TJX Cos, Inc.		13,757,584
			93,423,490
	SEMICONDUCTORS - 5.15%
302,634	Broadcom Corp.		13688136
174,184	QUALCOMM, Inc.		12,630,082
282,572	Xlink, Inc.		11,972,576
			38,290,794
	SOFTWARE - 3.68%
208,748	Jack Henry & Associates, Inc.		13,672,994
244,865	Solera Holdings, Inc.		13,648,775
			27,321,769
	TELECOMMUNICATIONS - 1.20%
179,974	Verizon Communications, Inc.		8,899,714

	TRANSPORTATION - 1.98%
122,405	Union Pacific Corp.		14,720,425

	TOTAL COMMON STOCK		739,043,347
	(Cost - $611,301,191)

	SHORT-TERM INVESTMENT - 0.48%
3,591,053	Federated US Treasury Money Market Fund, 0.01% +		3,591,053
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $3,591,053)

	TOTAL INVESTMENTS - 99.88%
	(Cost - $614,892,244) (a)		$ 742,634,400
	OTHER ASSETS LESS LIABILITIES - 0.12%		910,130
	NET ASSETS - 100.00%		$ 743,544,530

+ Money market fund; Interest rate reflects seven-day effective yield on February 28, 2015.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $613,640,620 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$ 140,359,850
		Unrealized depreciation:	(11,366,070)
		Net unrealized appreciation:	$ 128,993,780

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Shares	Security	Market Value

	COMMON STOCK - 97.58%
	AEROSPACE / DEFENSE - 3.16%
13,664	Safran SA	$ 962,021

	AGRICULTURE - 2.72%
16,814	Imperial Tobacco Group PLC	827,814

	AIRLINES - 2.32%
26,479	EasyJet PLC	706,248

	APPAREL - 6.16%
15,078	Gildian Activewear, Inc.	917,618
84,000	Eclat Textile Co. Ltd.	958,391
		1,876,009
	BANKS - 3.92%
389,900	Bank Rakyat Indonesia Persero Tbk PT	387,851
153,511	Siam Commercial Bank PCL	804,851
		1,192,702
	BEVERAGES - 2.17%
5,188	Anheuser-Busch InBev NV	659,120

	CHEMICALS - 4.65%
420	Givaudan SA	811,540
12,413	Novozymes A/S	603,257
		1,414,797
	COMMERCIAL SERVICES - 5.24%
54,404	Capita PLC	996,069
9,574	Secom Co. Ltd.	596,982
		1,593,051
	COMPUTERS - 2.34%
19,420	Infosys Ltd. - ADR	712,908

	DIVERSIFIED FINANCIAL SERVICES - 0.95%
8,226	Capitec Bank Holdings Ltd.	289,411

	ENGINEERING & CONSTRUCTION - 2.96%
105,697	Cheung Kong Infrastructure Holdings Ltd.	901,688

	ENTERTAINMENT - 1.66%
9,178	Unibet Group PLC	503,674

	FOOD - 1.95%
15,692	Calbee, Inc.	593,646

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares	Security	Market Value

	HAND/MACHINE TOOLS - 2.45%
215,748	Techtronic Industries Co.	$ 746,419

	HEALTHCARE PRODUCTS - 7.26%
8,177	Coloplast A/S	653,569
8,471	Medtronic PLC	657,265
49,176	Smith & Nephew PLC	900,206
		2,211,040
	HEALTHCARE-SERVICES - 3.96%
15,825	Fresenius SE & Co KGaA	908,172
76,081	Life Healthcare Group Holdings	295,787
		1,203,959
	HOUSEHOLD PRODUCTS / WARES - 1.88%
4,839	Henkel AG & Co KGaA	573,707

	INTERNET - 4.79%
15,720	Rightmove PLC	734,340
41,442	Tencent Holdings Ltd.	723,144
		1,457,484
	LODGING - 2.59%
9,740	Whitbread PLC	787,905

	MEDIA - 3.68%
9,293	Cogeco Cable, Inc.	553,950
163,330	ITV PLC	567,626
		1,121,576
	PHARMACEUTICALS - 9.08%
21,584	Novo Nordisk A/S	1,034,320
9,317	Sawai Pharmaceutical Co. Ltd.	578,220
20,202	Teva Pharmaceutical Industries Ltd. - ADR	1,151,918
		2,764,458
	RETAIL - 6.00%
14,990	Alimentation Couche -Tard, Inc.	578,818
5,466	Next PLC	631,883
79,669	Woolworths Holdings Ltd.	614,210
		1,824,911
	TELECOMMUNICATIONS - 11.03%
144,690	BT Group PLC	1,015,000
657,994	HKT Trust & HKT Ltd.	871,232
10,723	KDDI Corp.	744,222
122,082	TPG Telecom Ltd.	728,037
		3,358,491
Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015
Shares	Security	Market Value

	TRANSPORTATION - 4.66%
12,090	Canadian National Railway Co.	$ 835,839
17,980	DSV A/S	582,173
		1,418,012

	TOTAL COMMON STOCK	29,701,051
	(Cost - $28,665,123)

	SHORT-TERM INVESTMENT - 2.94%
895,097	Federated Treasury Obligations Fund, 0.01% +	895,097
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $895,097)

	TOTAL INVESTMENTS - 100.52%
	(Cost - $29,560,220) (a)	$ 30,596,148
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.52) %	(158,185)
	NET ASSETS - 100.00%	$ 30,437,963

+ Money market fund; Interest rate reflects seven-day effective yield on February 28, 2015. ADR - American Depositary Receipt
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,562,016 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 1,239,511
	Unrealized depreciation:	(205,379)
	Net unrealized appreciation:	$ 1,034,132

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 739,043,347	$ -	$ -	$ 739,043,347
Short-Term Investment	$ 3,591,053	-	-	$ 3,591,053
Total	$ 742,634,400	$ -	$ -	$ 742,634,400

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 5,408,316	$ 24,292,735	$ -	$ 29,701,051
Short-Term Investment	$ 895,097	-	-	$ 895,097
Total	$ 6,303,413	$ 24,292,735	$ -	$ 30,596,148

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2015

* See each Fund's Schedule of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to eliminate ongoing foreign currency exchange rate risks. As foreign securities are sold, the foreign currency proceeds are typically repatriated into US dollars. Any realized gains and losses between trade date and settlement date from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. For the year ended November 30, 2014, the Domestic Fund and International Fund had a net realized loss of $1,195 and $56,971 on forward currency contracts, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date 4/16/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date 4/16/15

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Treasurer

Date 4/16/15